Provisions and Contingent Provisions (Details) - Schedule of Provisions for Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Provision for short-term benefits	$ 73,543	$ 79,829
Provision for long-term benefits	0	1,450
Provision for senioruty compensation	0	585
Provision for other personnel benefits	0	43
Total	$ 73,543	$ 81,907